7. CAPITAL AND RESERVES: Schedule of continuity of finder's options (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of continuity of finder's options

The continuity of finder’s options for the year ended December 31, 2019 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.40	102,813	-	-	(102,813)	-
Outstanding		102,813	-	-	(102,813)	-
Weighted average exercise price		$0.40	$Nil	$Nil	$0.40	$Nil